Note 8 - Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
8.     Common Stock

Increase in Authorized Shares of Common Stock

At our annual meeting of stockholders held on May 12, 2015, our stockholders approved an amendment to our certificate of incorporation to increase our authorized shares of common stock from 75,000,000 shares to 150,000,000 shares. The amendment to our certificate of incorporation was filed with the Delaware Secretary of State on May 13, 2015.

Common Stock Transactions

During the six months ended June 30, 2015, there were no transactions involving our Common Stock.

Stock Options

We maintain a stock option plan that provides the Board of Directors broad discretion in creating equity incentives for employees, officers, directors and consultants.
The following table presents a summary of stock option transactions during the six months ended June 30, 2015:

	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2014	1,183,100	$3.50
Granted	26,400	0.15
Exercised	--	--
Forfeited or expired	(32,000)	0.94
Outstanding at June 30, 2015	1,177,500	$3.49
Exercisable at June 30, 2015	756,094	$5.25

Stock Purchase Warrants

The following table presents a summary of stock purchase warrant transactions during the six months ended June 30, 2015:

	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2014	5,108,826	$0.66
Issued – Series D Warrants (1)	16,666,666	0.17
Issued – Series E Warrants (1)	16,666,666	0.14
Issued – Series F Warrants (1)	16,666,666	0.17
Issued – Placement Agent Warrants (1)	1,333,333	0.17
Outstanding at June 30, 2015	56,442,157	$0.20
Exercisable at June 30, 2015	39,775,491	$0.21

(1)	See discussion under “Series C Convertible Preferred Stock” in Note 7 .

Stock-Based Compensation Expense

During the three month and six month periods ended June 30, 2015, we recorded share-based compensation expense related to stock options of $16,903 and $33,590, as compared to $25,047 and $51,354 for the three month and six month periods ended June 30, 2014, respectively. Share-based compensation expense is recognized on a straight-line basis over the requisite service period for the award and is allocated to research and development expense or general and administrative expense based upon the related employee classification. As of June 30, 2015, there was $79,640 of unrecognized compensation expense related to stock options, which is expected to be recognized over a weighted average period of 1.6 years.

Common Stock Reserved

A summary of our common stock reserved for future issuance is as follows as of June 30, 2015:

Series B Convertible Preferred Stock	285,714
Series C Convertible Preferred Stock	21,126,760
Common Stock Purchase Warrants	56,442,157
Equity Incentive Plans	1,197,529
Total	79,052,160

8.	Common Stock

Common Stock Transactions

During December 2011 and January 2012, we sold an aggregate of 1,066,519 of our common stock to a group of individual accredited investors (including members of our board of directors and management --see Note 12) for an aggregate purchase price of $714,570. We also issued to the investors five-year warrants to purchase an aggregate of 1,599,784 shares of common stock at a price of $1.00 per share.

During January and May 2013, we issued an aggregate of 2,933,333 shares of our common stock pursuant to the exercise of certain stock purchase warrants, resulting in total net proceeds of $1,643,333 (see “
Stock Purchase Warrants
” below).

During October 2013, we issued 50,000 shares of our common stock to a consultant in exchange for services and recorded general and administrative expense of $20,500 related to the issuance (see Note 9 – “
Other Non-Employee Stock-Based Compensation Expense
”
).

During July and November 2014, we issued an aggregate of 378,205 shares of our common stock to a consultant in exchange for services and recorded aggregate general and administrative expense of $100,000 related to the issuances (see see Note 9 – “
Other Non-Employee Stock-Based Compensation Expense
”
).

During October 2014, we issued an aggregate of 3,176,000 shares of our common stock pursuant to the exercise of certain stock purchase warrants, resulting in total net proceeds of $873,400 (see “
Stock Purchase Warrants
” below).

During 2014, 2013 and 2012, we issued shares of our common stock related to conversions of our Series A and Series B Preferred Stock (see Note 7) as follows:

	2014	2013	2012
Conversion of Series A Preferred Shares	202,857	2,048,570	1,882,667
Conversion of Series B Preferred Shares	4,428,571	-0-	-0-

Stock Purchase
Warrants

As of December 31, 2014, we have the following stock purchase warrants outstanding:
Expiration Date	Number of Shares	Weighted Average Exercise Price
December 31, 2016	1,806,159	$1.00
January 16, 2017	45,000	1.00
January 31, 2017	567,001	1.00
March 21, 2017	2,690,666	0.35
Total Outstanding at December 31, 2014	5,108,826	$0.66

During January 2013, we reduced the exercise price of warrants to purchase 2,933,333 shares of our common stock from $0.75 to $0.60 per share. In consideration for the reduction of the exercise price, the holders of the warrants immediately exercised 1,766,667 of the warrants for cash, resulting in total proceeds to the Company of $1,060,000. We also extended the expiration date of the 1,166,666 unexercised warrants from March 21, 2013 to May 21, 2013. We recorded general and administrative expense of $218,551 associated with these warrant modifications. During May 2013, we reduced the exercise price of the 1,166,666 remaining warrants from $0.60 to $0.50 per share. In consideration for the reduction of the exercise price, the holders of the warrants immediately exercised all of the remaining warrants for cash, resulting in total proceeds to the Company of $583,333. We recorded general and administrative expense of $19,617 associated with this warrant modification.

During September 2014, we reduced the exercise price of warrants to purchase 818,376 shares of our common stock from $16.50 to $1.00 per share, and extended the expiration dates from December 31, 2014 to December 31, 2016. We recorded general and administrative expense of $39,711 associated with these modifications.

During October 2014, we entered into an agreement with certain holders of warrants to purchase shares of our common stock with respect to the payment to them of a warrant exercise fee of $0.075 per share for each share purchased upon exercise of warrants held by them. In exchange for the fee, they immediately exercised warrants for an aggregate of 3,176,000 shares of our common stock, resulting in proceeds to us of $873,400 (net of the exercise fee).

Common Stock Reserved

A summary of common stock reserved for future issuance as of December 31, 2014 is as follows:

Stock Purchase Warrants	5,108,826
Stock Option Plan	1,197,529
Series B Convertible Preferred Stock	285,715
Total	6,592,070